Summary Prospectus and
Prospectus Supplement

November 6, 2020

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated November 6, 2020 to the Morgan Stanley Variable Insurance Fund, Inc. Summary Prospectus and Prospectus dated April 30, 2020

Global Franchise Portfolio (the "Fund")

Effective March 31, 2021, Dirk Hoffmann-Becking will no longer serve as a portfolio manager of the Fund. Accordingly, on March 31, 2021, all references to Mr. Hoffmann-Becking will be removed from the Fund's Summary Prospectus and Prospectus.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

November 6, 2020

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated November 6, 2020 to the Morgan Stanley Variable Insurance Fund, Inc. Statement of Additional Information dated April 30, 2020

Global Franchise Portfolio (the "Fund")

Effective March 31, 2021, Dirk Hoffmann-Becking will no longer serve as a portfolio manager of the Fund. Accordingly, on March 31, 2021, all references to Mr. Hoffmann-Becking will be removed from the Fund's Statement of Additional Information.

Please retain this supplement for future reference.